Noncontrolling Interests (Details) $ in Thousands, ¥ in Millions	1 Months Ended			3 Months Ended			12 Months Ended
	Nov. 30, 2018 shares	Feb. 28, 2018	Mar. 31, 2017 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Jun. 30, 2021 shares	Jun. 23, 2021 shares	Mar. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥) shares	Sep. 04, 2017 shares
Noncontrolling Interests (Details) [Line Items]
Percentage of equity interest			17.39%
Cash consideration received			$ 400,000
Redemption of noncontroling equity interest percentage		14.05%
Simple annual interest percentage		6.00%
Group paid capital				$ 30,000			$ 30,000		$ 211,566			¥ 214.2	¥ 214.2
Exiting noncontrolling interests at redemption value								$ 114,870
Compounded interest rate							10.00%
Interest rate paid in cash each year							5.00%
Financing total amount							$ 200,000
Minimum repayment							$ 30,000						¥ 214.2
Repayment percentage				15.00%	15.00%		15.00%
Estimated proceeds from financing							$ 400,000
Simple interest rate							6.00%
Ordinary shares converted from warrants (in Shares) | shares							66,336
Noncontrolling shareholders									1,016
Accrual for the performance guarantee compensation							$ 1,168
Shares issued (in Shares) | shares							617,880	617,880		617,880			617,880	2,600
Net loss attributable to noncontrolling interests								$ 2,123	4,783
Simple annual interest		6.00%
Proceeds received financing amount				$ 200,000
Convertible of common shares (in Shares) | shares											17,253,182
Exiting Interest Capital [Member]
Noncontrolling Interests (Details) [Line Items]
Group paid capital								28,986
Payable to exiting investors									200,000
Exiting Investors Interest [Member]
Noncontrolling Interests (Details) [Line Items]
Group paid capital								3,714
Payable to exiting investors									$ 11,566
Exiting Investors [Member]
Noncontrolling Interests (Details) [Line Items]
Group paid capital				30,000				32,700				214.2
Payable to exiting investors							$ 30,000						¥ 214.2
Financing total amount							200,000
Proceeds received financing amount				200,000
Investors [Member]
Noncontrolling Interests (Details) [Line Items]
Group paid capital				30,000			$ 30,000					¥ 214.2	¥ 214.2
Investor [Member]
Noncontrolling Interests (Details) [Line Items]
Repayment percentage							20.00%
MVST SPV [Member]
Noncontrolling Interests (Details) [Line Items]
Shares issued (in Shares) | shares							17,253,182						17,253,182
Hongwei’s [Member]
Noncontrolling Interests (Details) [Line Items]
Settled an outstanding loan								14,544
Non-controlling interest transferred to additional paid in capital								$ 7,771
Minimum [Member]
Noncontrolling Interests (Details) [Line Items]
Interest rate percentage							6.00%
Financing total amount							$ 200,000
Ordinary shares converted from warrants (in Shares) | shares	66,336
Annual interest rate	6.00%
Proceeds received financing amount				200,000
Repayment amount				30,000	¥ 214.2
Maximum [Member]
Noncontrolling Interests (Details) [Line Items]
Interest rate percentage							10.00%
Financing total amount							$ 400,000
Repayment percentage						20.00%
Ordinary shares converted from warrants (in Shares) | shares	107,650
Annual interest rate	12.00%
Proceeds received financing amount				$ 400,000		$ 400,000